Segment Information (Summary Of Operating Revenues And Expenses By Segment) (Narrative) (Details) $ in Millions	1 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Segment Reporting Information [Line Items]
Number of Reportable Segments		4
Amortization of production costs		$ 3,772	$ 0	$ 0
WarnerMedia [Member]
Segment Reporting Information [Line Items]
Business Acquisition, Effective Date of Acquisition	Jun. 14, 2018
WarnerMedia [Member] | Content Production Costs [Member]
Segment Reporting Information [Line Items]
Amortization of production costs		3,314
WarnerMedia [Member] | Pre-Acquisition Released Programming Costs [Member]
Segment Reporting Information [Line Items]
Amortization of production costs		$ 1,416